Common Stock, Additional Paid-In Capital and Dividends, Issuance of Common Stock and Warrants (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 03, 2022 USD ($) $ / shares shares	Jun. 30, 2022 shares
Pre-Funded Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Warrants issued	9,603,000
Number of securities called by warrants (in shares)	480,150
Number of securities called by each warrant (in shares)	20
Exercise price (in dollars per share) | $ / shares	$ 0.002
Warrants exercised		0
June 2022 Private Placement Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Warrants issued	14,303,000
Number of securities called by warrants (in shares)	715,150
Number of securities called by each warrant (in shares)	20
Exercise price (in dollars per share) | $ / shares	$ 10
Term of warrant		5 years
Warrants exercised		0
Fair value (in dollars per share) | $ / shares	$ 0.61
Term of daily historical observations of share price		5 years
Percentage increase in fair value of warrants due to change in volatiliy		1.00%
June 2022 Private Placement Warrants [Member] | Volatility [Member]
Issuance of Common Stock and Warrants [Abstract]
Measurement input		1.69
Percentage increase in volatility		5.00%
June 2022 Registered Direct Offering [Member]
Issuance of Common Stock and Warrants [Abstract]
Shares registered under direct offering (in shares)	235,000
Offering price (in dollars per share) | $ / shares	$ 10
Gross proceeds | $	$ 7,151
Underwriting discounts, commissions and other offering expenses | $	$ 593